Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other:
Long-term debt (note 10)	$ (1,413,353)	$ (1,315,231)
Carrying Amount Asset (Liability) [Member]
Other:
Advances to joint venture partner (note 8)	14,004	10,200
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	642,166	589,261
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Interest rate swap agreements - assets	165,687	159,603
Interest rate swap agreements - liabilities	(304,220)	(304,066)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	(2,623)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	1,100	(600)
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 10)	(125,791)
Carrying Amount Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 10)	(1,287,562)	(1,315,231)
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Recurring:
Cash and cash equivalents and restricted cash	642,166	589,261
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 13)
Interest rate swap agreements - assets	165,687	159,603
Interest rate swap agreements - liabilities	(304,220)	(304,066)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 13)
Cross currency swap agreement	(2,623)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	1,100	(600)
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Other:
Long-term debt (note 10)	(129,439)
Fair Value Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Other:
Long-term debt (note 10)	$ (1,170,788)	$ (1,191,117)